Note 17 - Fair Value of Financial Instruments (Details Textual) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Other Commitment, Total	$ 155,745,000	$ 132,605,000
Commitments to Extend Credit [Member]
Other Commitment, Total	$ 156,385,000	$ 133,220,000